Goodwill and Other Intangible Assets - Summary of Estimated Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2015	$ 16
2016	13
2017	10
Total	$ 39	$ 45